Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 19	€ 17
Collateral obtained during the reporting period	49	254
Collateral on consolidating securitization trusts	€ 47	€ 47